Average Annual Total Returns (Invesco Mid Cap Core Equity Fund)	12 Months Ended
	May 02, 2011
Summary - Invesco Mid Cap Core Equity Fund, Class A B C R And Y | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Summary - Invesco Mid Cap Core Equity Fund, Class A B C R And Y | Russell Midcap Index
Average Annual Total Returns
Label	Russell Midcap® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	25.48%
5 Years	4.66%
10 Years	6.54%
Summary - Invesco Mid Cap Core Equity Fund, Class A B C R And Y | Lipper Mid-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Core Funds Index
1 Year	24.01%
5 Years	5.08%
10 Years	5.68%
Return Before Taxes | Class A, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (06/09/87)
Label	Return Before Taxes
1 Year	6.33%
5 Years	4.16%
10 Years	5.47%
Inception Date	Jun. 09, 1987
Return Before Taxes | Class B, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class B: Inception (04/01/93)
1 Year	6.65%
5 Years	4.31%
10 Years	5.46%
Inception Date	Apr. 01, 1993
Return Before Taxes | Class C, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class C: Inception (05/03/99)
1 Year	10.68%
5 Years	4.56%
10 Years	5.30%
Inception Date	May 03, 1999
Return Before Taxes | Class R, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class R: Inception (06/03/02)	[1]
1 Year	12.21%
5 Years	5.08%
10 Years	5.85%
Inception Date	Jun. 03, 2002
Return Before Taxes | Class Y, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	12.80%
5 Years	5.47%
10 Years	6.13%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (06/09/87)
Label	Return After Taxes on Distributions
1 Year	6.06%
5 Years	2.72%
10 Years	4.43%
Inception Date	Jun. 09, 1987
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Mid Cap Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (06/09/87)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.47%
5 Years	3.34%
10 Years	4.55%
Inception Date	Jun. 09, 1987

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.